Risk Report - Trading Market Risk Exposures - Average, Maximum and Minimum Comprehensive Risk Measure of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Detail) - EUR (€)
€ in Millions
		Dec. 31, 2017	Dec. 31, 2016
Comprehensive Risk Measure (average, maximum, minimum)
Period-end	[1],[2],[3]	€ 4	€ 18

[1]	All liquidity horizons are set to 12 months
[2]	Period end is based on the internal model spot value
[3]	Regulatory Comprehensive Risk Measure calculated for the 12-week period ending December 29